As filed with the Securities and Exchange Commission on July 21, 2017

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 129	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 131	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service: Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 20, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – U.S. Quality ESG Fund.

Explanatory Note

This Post-Effective Amendment No. 129 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 131 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 20, 2017, the effectiveness of the Registration Statement with respect to the Northern Funds – U.S. Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 117 on September 28, 2016, which, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, was scheduled to become effective on December 12, 2016. Post-Effective Amendment No. 121 was filed on December 9, 2016 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to January 8, 2017. Post-Effective Amendment No. 122 was filed on January 6, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to February 5, 2017. Post-Effective Amendment No. 123 was filed on February 3, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to March 5, 2017. Post-Effective Amendment No. 124 was filed on March 3, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to April 2, 2017. Post-Effective Amendment No. 125 was filed on March 31, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to April 30, 2017. Post-Effective Amendment No. 126 was filed on April 28, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to May 28, 2017. Post-Effective Amendment No. 127 was filed on May 26, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to June 25, 2017. Post-Effective Amendment No. 128 was filed on June 23, 2017 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to July 23, 2017.

This Post-Effective Amendment No. 129 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 117.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 129 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 129 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 21st day of July, 2017.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 129 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing	President (Principal Executive Officer)	July 21, 2017
Peter K. Ewing

/s/ Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	July 21, 2017
Randal E. Rein

/s/ William L. Bax	Trustee	July 21, 2017
William L. Bax

/s/ Mark G. Doll	Trustee	July 21, 2017
Mark G. Doll

/s/ Sandra Polk Guthman	Trustee	July 21, 2017
Sandra Polk Guthman

/s/ Thomas A. Kloet	Trustee	July 21, 2017
Thomas A. Kloet

/s/ David R. Martin	Trustee	July 21, 2017
David R. Martin

/s/ Cynthia R. Plouché	Trustee	July 21, 2017
Cynthia R. Plouché

/s/ Stephen N. Potter	Trustee	July 21, 2017
Stephen N. Potter

/s/ Mary Jacobs Skinner	Trustee	July 21, 2017
Mary Jacobs Skinner

/s/ Casey J. Sylla	Trustee	July 21, 2017
Casey J. Sylla